As filed with the Securities and Exchange Commission on July 19, 1999
                                                     Registration No. 333-71135


                     SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549

                                 FORM N-14

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


    [ ] Pre-Effective Amendment No. [X] Post-Effective Amendment No.  1
                                                                     ---

                     INVESCO INTERNATIONAL FUNDS, INC.
             (Exact Name of Registrant as Specified in Charter)


                            7800 E. Union Avenue
                           Denver, Colorado 80237
                  (Address of Principal Executive Offices)

                P.O. Box 173706, Denver, Colorado 80217-3706
                             (Mailing Address)

                               (303) 930-6300
               (Registrant's Area Code and Telephone Number)

                            Glen A. Payne, Esq.
                            7800 E. Union Avenue
                           Denver, Colorado 80237
                  (Name and Address of Agent for Service)

                                 Copies to:
                        Clifford J. Alexander, Esq.
                            Susan M. Casey, Esq.
                         Kirkpatrick & Lockhart LLP
                      1800 Massachusetts Avenue, N.W.
                                 2nd Floor
                        Washington, D.C. 20036-1800
                         Telephone: (202) 778-9036

      Approximate Date of Proposed Public Offering: as soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.


      It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b).


      Title of securities being registered: Common stock, par value $0.01 per share.

      No filing fee is required because of reliance on Section 24(f) of the Investment Company Act of 1940, as amended.

Parts A and B were previously filed

                        INVESCO INTERNATIONAL FUNDS, INC.
                     (INVESCO INTERNATIONAL BLUE CHIP FUND)

                                     PART C

                                OTHER INFORMATION



Item 15. INDEMNIFICATION

         Indemnification provisions for officers and directors of Registrant are set forth in Article VII, Section 2 of the Articles of Incorporation, and are hereby incorporated by reference. See Item 16(1) below. Under this Article, officers and directors will be indemnified to the fullest extent permitted to directors by the Maryland General Corporation Law, subject only to such limitations as may be required by the Investment Company Act of 1940, as amended ("1940 Act"), and the rules thereunder. Under the 1940 Act, directors and officers of Registrant cannot be protected against liability to Registrant or its shareholders to which they would be subject because of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of their office. Registrant also maintains liability insurance policies covering its directors and officers.

Item 16. EXHIBITS

        (1)   Articles of Incorporation.(2)
              (a)   Articles   Supplementary   to   the   Fund's   Articles   of
                    Incorporation dated November 11, 1997.(4)
              (b) Articles Supplementary to Articles of Incorporation dated December 4, 1998.(6)
        (2)   By-Laws, as of July 21, 1993.(3)
        (3)   Voting trust agreement - none.
        (4)   Plan of Reorganization and Termination. (8)

        (5) Provisions of instruments defining the rights of holders of securities are contained in Articles III, IV, VI, VIII of the Registrant's Articles of Incorporation as amended, and Articles I, II, V, VI, VII, VIII, IX and X of the Registrant's Bylaws.

        (6)   (i) Investment  Advisory  Agreement  dated February 28, 1997.(2)

                  (a) Amendment to Advisory Agreement dated January 30, 1998.(4)

                  (b) Amendment  to  Advisory   Agreement  dated  September  18,
                      1998.(6)

              (ii)(a) Sub-advisory  Agreement  dated  February  28, 1998 between
                      INVESCO Funds Group, Inc. and INVESCO Asset Management Limited with respect to European, Pacific Basin and International Funds.(2)
                  (b) Sub-advisory   Agreement  dated  January  30, 1998 between
                       INVESCO  Funds  Group,  Inc. and INVESCO Asset Management
                         Limited with respect to Emerging Markets Fund.(4)

                  (c) Sub-advisory  Agreement  dated  September 18, 1998 between
                      INVESCO Funds Group, Inc. and INVESCO Global Asset Management (N.A.) with respect to International Blue Chip Fund.(6)
         (7)      (a) General Distribution Agreement dated February 28, 1997.(2)
                  (b) Distribution  Agreement  between  Registrant  and  INVESCO
                      Distributors, Inc. dated September 30, 1997.(3)
        (8) Defined Benefit Deferred Compensation Plan for Non-Interested Directors and Trustees.(5)
        (9) Custody Agreement between Registrant and State Street Bank and Trust Company dated July 1, 1993.(3)
              (a) Amendment to Custody Agreement dated October 25, 1995.(1)
              (b) Data Access Service Addendum.(3)
              (c) Additional  Fund Letter dated  November 13,  1994.(4)
              (d) Additional Fund Letter dated July 23, 1998.(6)
        (10) Plan and Agreement of Distribution dated November 1, 1997 adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940.(3)
        (11) Opinion and consent of Kirkpatrick & Lockhart LLP regarding the legality of securities being registered.(7)

        (12) Opinion and consent of Kirkpatrick & Lockhart LLP regarding certain tax matters in connection with INVESCO International Blue Chip Fund and INVESCO International Growth Fund (filed herewith).

        (13) (a) Transfer Agency Agreement dated February 28, 1997.(2)
             (b) Administrative Services Agreement between Registrant and
                 INVESCO Funds Group, Inc. dated February 28, 1997.(2)

        (14)  Consent of PricewaterhouseCoopers LLP.(8)

        (15)  Financial statements omitted from part B - none.

        (16) Copies of manually signed Powers of Attorney - incorporated by reference to Powers of Attorney previously filed with the Securities and Exchange Commission on June 29, 1993, February 24, 1994, February 17, 1995, December 22, 1995 and November 17, 1997.

        (17)  Additional Exhibits.

              (a) Form of Amended Proxy Card.(8)

----------------

(1) Incorporated by reference from Post-Effective Amendment No. 3 to the registration statement, filed December 22, 1995.

(2) Incorporated by reference from Post-Effective Amendment No. 4 to the registration statement, filed February 25, 1997.

(3) Incorporated by reference from Post-Effective Amendment No. 5 to the registration statement, filed November 17, 1997.

(4) Incorporated by reference from Post-Effective Amendment No. 6 to the registration statement, filed February 26, 1998.

(5) Incorporated by reference from Post-Effective Amendment No. 7 to the registration statement, filed July 10, 1998.

(6) Incorporated by reference from Post-Effective Amendment No. 8 to the registration statement, filed December 30, 1998.

(7) Incorporated by referencefrom the Registration Statement on Form N-14 filed on January 25, 1999.

(8) Incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 filed on March 17, 1999.

Item 17. UNDERTAKINGS

(1) The undersigned Registrant agrees that prior to any public re-offering of the securities registered through the use of the prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the re-offering prospectus will contain the information called for by the applicable registration form for re-offering by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

         As required by the Securities Act of 1933, as amended, this Post-Effective Amendment No. 1 to this Registration Statement on Form N-14 has been signed on behalf of the Registrant, in the City of Denver and the State of Colorado, on this 24th day of June 1999.


Attest:                                     INVESCO International Funds, Inc.


/s/ Glen A. Payne                   By:   /s/  Mark H. Williamson
-----------------                         -----------------------
Glen A. Payne                                  Mark H. Williamson
Secretary                                      President

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 1 to this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated:


Signature                                                    Title                            Date
---------                                                    -----                            ----

  /s/ Mark H. Williamson                             President, Director and                June 24, 1999
---------------------------                          Chief Executive Officer
Mark H. Williamson

  /s/ Ronald L. Grooms                               Treasurer and                          June 24, 1999
---------------------------                          Chief Financial and Accounting
Ronald L. Grooms                                     Officer
                                                     Director
*                                                                                           June 24, 1999
---------------------------
Victor L. Andrews

*                                                    Director                               June 24, 1999
---------------------------
Bob R. Baker

*                                                    Director                               June 24, 1999
---------------------------
Charles W. Brady

*                                                    Director                               June 24, 1999
---------------------------
Wendy L. Gramm

*                                                    Director                               June 24, 1999
---------------------------
Lawrence H. Budner

*                                                    Director                               June 24, 1999
---------------------------
Fred A. Deering



*                                                    Director                               June 24, 1999
---------------------------
Larry Soll

*                                                    Director                               June 24, 1999
---------------------------
Kenneth T. King

*                                                    Director                               June 24, 1999
---------------------------
John W. McIntyre

By
    -----------------------
       Edward F. O'Keefe
       Attorney in Fact

By  *  /s/ Glen A. Payne                                                                    June 24, 1999
    -----------------------
        Glen A. Payne
        Attorney in Fact

* Original Powers of Attorney authorizing Edward F. O'Keefe and Glen A. Payne, and each of them, to execute this Registration Statement on Form N-14 of the Registrant on behalf of the above-named directors and officers of the Registrant have been filed with the Securities and Exchange Commission on June 29, 1993, February 24, 1994, February 17, 1995, December 22, 1995, November 17, 1997, respectively.

                                  EXHIBIT INDEX

(12) Opinion and consent of Kirkpatrick & Lockhart LLP regarding certain tax matters in connection with INVESCO International Blue Chip Fund and INVESCO International Growth Fund.